General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.         General:

NICE Systems Ltd. ("NICE") and subsidiaries (collectively - "the Company") is a leading provider of software solutions that sells its solutions worldwide and enables organizations to take action to improve customer experience and business results, ensure compliance, prevent financial crime, and enhance safety and security. The Company operates an Enterprise business which is comprised of Customer Interactions Solutions and Financial Crime and Compliance solutions, and a Security business. Across the Company's businesses, its solutions capture structured and unstructured data from different types of interactions, transactions and events, including interactions at various customer touch points, financial transactions and security-related sensors. Such data is captured from phone calls, the web, emails, chat, video, radio and many others. Through cross-channel analytics, insights on the interactions, transactions and events are delivered to the organization. The extraction of insights through advanced analytics on the captured data enables organizations to take action and make an impact in real time and offline by driving a personalized response to these insights before, during and after the interactions, transactions or events. This allows organizations to improve business performance, increase operational efficiency, prevent financial crime, ensure compliance, and enhance safety and security. The Company's Customer Interactions Solutions are implemented by contact centers of all sizes, back office operations, retail branches and financial trading floors, to improve operational efficiency, ensure regulatory compliance, enhance customer experience and grow revenue. Enterprise customers of the Company's Customer Interactions Solutions span a variety of industries, such as financial services, telecommunications, healthcare, outsourcers, retail, media, travel, service providers, utilities, and others. Enterprise customers of the Company's Financial Crime and Compliance Solutions are primarily financial services organizations, government agencies and related organizations. The Company's solutions drive to enable such customers to fight financial crime, prevent fraud and money laundering and ensure trading compliance. NICE Security Solutions are deployed worldwide in public transportation systems, critical facilities, city centers, banks, airports, public safety agencies, law enforcement and intelligence agencies and organizations and national and internal security agencies. The Company's Security Solutions offer incident life-cycle management, including prevention, prediction, real-time and post-incident analysis for security and safety operations. The Company's Security Solutions also offer solutions for the interception, collection, processing and analysis of communications data.The Company depends on a limited number of contract manufacturers for producing its products. If any of these manufacturers becomes unable or unwilling to continue to manufacture or fails to meet the quality or delivery requirements needed to satisfy the Company's customers, it could result in the loss of sales, which could adversely affect the Company's results of operations and financial position.

b.	Acquisitions:

1.	Acquisition of CyberTech:

On March 4, 2011, the Company completed the acquisition of all of the outstanding shares of CyberTech Investments BV ("CyberTech"), a global provider of compliance recording solutions and value-added applications. The Company acquired CyberTech for an aggregate consideration of $ 59,436 in cash.

The addition of CyberTech solutions to the NICE portfolio broadened the Company's offering for financial institutions, strengthened commitments to the small and medium size business sector, and added to the Company's public safety solutions. It also enhanced the Company's positioning in EMEA and provided a product set that meets the needs of emerging markets, by offering a solution that accommodates large scale implementations with entry-level requirements. The value of goodwill is attributed to synergies between the NICE portfolio and CyberTech's products and services. $ 35,562 from the goodwill was assigned to the Customer Interactions Solutions' reporting unit and the remaining amount of $ 6,275 was assigned to the Security Solutions reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of CyberTech. The results of the CyberTech operations have been included in the consolidated financial statements since March 4, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$736
Trade receivables	4,266
Other receivables and prepaid expenses	1,200
Current deferred tax assets	203
Inventories	981
Long-term deposits	20
Property and equipment	1,433
Other intangible assets	22,710
Goodwill	41,837

Total assets acquired	73,386

Trade payables	(1,370)
Accrued expenses and other liabilities	(7,971)
Long-term deferred tax liabilities	(4,609)

Total liabilities assumed	(13,950)

Net assets acquired	$59,436

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of CyberTech's business. The fair value of intangible assets was based on market participant approach using an income approach.

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 38%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Core technology	$10,900	20
Customer relationships	8,200	33
Covenant not to compete	1,210	100
Backlog	2,400	100

Total intangible assets	$22,710

2.	Acquisition of Fizzback:

On October 26, 2011, the Company completed the acquisition of all of the outstanding shares of Fizzback Group (Holdings) Ltd. ("Fizzback"), a global provider of Voice of the Customer (VoC) solutions, providing software solutions for real-time customer feedback that drive customer loyalty and employee performance. Fizzback's solution helps companies listen, respond and act in real-time to their customers' comments.  The Company acquired Fizzback for an aggregate consideration of $ 80,905. The total purchase price of Fizzback was composed of the following:

Cash	$79,675
Options and Restricted Share Units*)	1,230

Total purchase price	$80,905

*)
Represents the fair value of the vested portion of 165,695 options and restricted shares of NICE granted upon consummation of the acquisition to the holders of partially vested options of Fizzback originally granted under the Fizzback Group (Holdings) Ltd. Employee Share Option Scheme. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-38 months, risk-free interest rate of 0.02%-0.48%, expected volatility of 36.98%-56.44% and no dividend yield.

The combination of Fizzback and NICE both improved Customer Experience Management (CEM) as well as operationalized VoC both for the contact center and across the enterprise. By adding direct customer feedback with the Fizzback solution, NICE now provides a complete CEM solution that delivers a holistic understanding of the customer by combining on one platform the VoC from each of the three feedback dimensions: direct, indirect and inferred. The value of goodwill is attributed to synergies between NICE portfolio and Fizzback's products and services and the strength of the Company's position in the market. The entire goodwill was assigned to the Customer Interactions Solutions reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Fizzback. The results of the Fizzback operations have been included in the consolidated financial statements since October 26, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$687
Trade receivables	3,341
Other receivables and prepaid expenses	1,134
Current deferred tax assets	1,887
Long-term deposits	148
Property and equipment	984
Other intangible assets	46,075
Goodwill	44,157

Total assets acquired	98,413

Trade payables	(1,426)
Accrued expenses and other liabilities	(5,024)
Long-term deferred tax liabilities	(11,058)

Total liabilities assumed	(17,508)

Net assets acquired	$80,905

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Fizzback's business. The fair value of intangible assets was based on market participant approach using an income approach.
Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 21%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Core technology	$29,834	17
Customer relationships	8,879	20
Covenant not to compete	1,898	50
Brand name	5,464	33

Total intangible assets	$46,075

3.	Acquisitions in previous years:

In 2010, the Company completed the acquisitions of Orsus Solutions Ltd., Lamda Communication Networks Ltd, and e-Glue Software Technologies Inc. and its subsidiaries.
Total fair value of purchase consideration for the acquisitions was $ 59,766, which includes cash paid for Common stock and estimated fair value of earn-out payments. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $ 30,423 and $ 32,401, respectively. In 2011, the Company paid an additional amount of $ 5,689 primarily with respect to earn out for the acquisition of e-Glue.

In 2009, the Company completed the acquisitions of Syfact, Fortent Inc and Hexagon System Engineering Ltd. Total cash paid in consideration for the acquisitions was $ 85,336. In connection with these acquisitions, the Company recorded intangibles, In Process Research and Development (IPR&D) and goodwill in the amounts of $ 41,454, $ 1,440 and $ 45,349, respectively.

4.	Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2011 and 2010, assuming that the acquisitions of CyberTech and Fizzback occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2011	2010
	Unaudited	Unaudited

Revenues	$812,048	$722,926

Net income	$47,477	$20,218

Basic net earnings per share	$0.75	$0.32

Diluted net earnings per share	$0.74	$0.31

5.	Acquisition related costs for the years ended December 31, 2011 and 2010 amounted to $ 2,925 and $ 851, respectively, and were included mainly in general and administrative expenses.